Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Petrojarl Knarr FPSO (Details) $ in Millions	1 Months Ended
Oct. 31, 2016 USD ($)
Royal Dutch Shell Plc [Member]
Loss Contingencies [Line Items]
Percentage of rate reduction claim	20.00%
Royal Dutch Shell Plc [Member]
Loss Contingencies [Line Items]
Estimated claim	$ 23.6